SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statement is presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission. Separate statements of operations and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity as of March 31, 2026. The functional currency of the Company is the U.S. dollar.

Basis of Presentation
The accompanying financial statement is presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Separate statements of operations and comprehensive income, changes in stockholders’ equity, and cash flows have not been presented because there have been no activities in this entity as of December 31, 2025. The functional currency of the Company is the U.S. dollar.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our financial statement and the accompanying notes. Actual results could materially differ from these estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our financial statement and the accompanying notes. Actual results could materially differ from these estimates.

Athena Technology Solutions Holdings, LLC
Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements present the financial position, results of operations, and cash flows of Athena Technology Solutions Holdings, LLC and its subsidiaries, including a variable interest entity (“VIE”) for which the Company is the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation. The condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and notes to the financial statements required by U.S. GAAP for complete financial statements. The functional currency of the Company and its subsidiaries is the U.S. dollar.
These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of and for the years ended December 31, 2025 and 2024 for the Company, included in the prospectus dated April 16, 2026, as filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Prospectus”). In the opinion of management, the accompanying condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position, results of operations, and cash flows for the periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year. The condensed consolidated balance sheet as of December 31, 2025 was derived from the Company’s audited annual consolidated financial statements but does not contain all of the accompanying disclosures from the annual financial statements.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of consolidated assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of consolidated revenues and expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results could materially differ from those estimates. On an on-going
basis, management evaluates its significant estimates, including those related to slow-moving or obsolete inventory, estimated useful lives of long-lived assets, the valuation of acquired intangible assets, goodwill impairment testing, the recognition of revenue over time for certain customer contracts, the valuation of the Series A preferred units embedded derivative liability, and the valuation of the Company’s contingent consideration liability.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of consolidated assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of consolidated revenues and expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results could materially differ from those estimates. On an on-going
basis, management evaluates its significant estimates, including those related to slow-moving or obsolete inventory, estimated useful lives of long-lived assets, the valuation of acquired intangible assets, goodwill impairment testing, the recognition of revenue over time for certain customer contracts, the valuation of the Series A preferred units embedded derivative liability, and the valuation of the Company’s contingent consideration liability.

Segment Information
Segment Information
The Company determined its operating segments after considering the Company’s organizational structure and the information regularly reviewed by the chief operating decision maker (“CODM”) to evaluate financial performance and allocate resources. The Company’s chief executive officer, who is the CODM, reviews financial information on an operating segment basis for purposes of evaluating financial performance and allocating resources. Based on these factors, the Company determined that it operates and manages its business as two operating segments: i) Tactical Systems and ii) Global Solutions and, accordingly, has two reportable segments for financial reporting purposes. The Tactical Systems segment designs, develops, and manufactures autonomous systems and technologies for defense and national security customers. The Global Solutions segment delivers full-spectrum mission services, aircraft modification, and engineering support across manned and unmanned platforms.

Concentrations	Concentrations Significant customers are those which represent more than 10 percent of the Company’s total revenue or gross accounts receivable balance.
Concentrations
Financial instruments which potentially subject the Company to a concentration of credit risk consist principally of cash, accounts receivable and contract assets. Cash balances are exposed to credit risk since the Company periodically maintains balances in excess of federally insured limits. The Company does not believe it is exposed to any significant credit risk on these deposits. The Company provides a range of technologically advanced services and solutions to government organizations, primarily approved agencies and subcontractors of the U.S. Government, and is subject to certain business risks specific to that industry. Sales to government organizations may be affected by changes in procurement policies, budget considerations, changing concepts of national defense, political developments, and other factors. The Company generally does not require collateral or other security for its accounts receivable. Substantially all accounts receivable as of December 31, 2025 are expected to be collected in 2026. The Company does not believe it has significant exposure to credit risk, as accounts receivable and contract assets are primarily from contracts where the U.S. Government is the primary customer.
Significant customers are those which represent more than 10 percent of the Company’s total revenue or gross accounts receivable balance. Revenue from the U.S. Government and agencies of the U.S. Government, when they are direct customers of the Company, represented 78% and 81% of total revenue for the years ended December 31, 2025 and 2024, respectively. Revenue from the U.S. Government and agencies of the U.S. Government is included in the Company’s Tactical Systems segment and the Global Solutions segment. Accounts receivable from customer A represented 67% of consolidated accounts receivable as of December 31, 2025. Accounts receivable from customer A and customer B represented 42% and 15%, respectively, of consolidated accounts receivable as of December 31, 2024.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company did not have any restricted cash as of December 31, 2025 or 2024.

Inventories
Inventories
Inventories are stated at the lower of cost
(first-in,
first-out
method) and net realizable value. Cost includes materials, labor, and manufacturing overhead related to the purchase and production of inventories. The Company evaluates inventories for obsolescence and slow-moving items on an ongoing basis for possible write-downs to net realizable value. Write-downs to net realizable value establish a new cost basis and are not subsequently reversed based on changes in underlying facts and circumstances.

Business Combinations
Business Combinations
Business combinations are accounted for in accordance with Accounting Standards Codification (“ASC”) Topic 805,
Business Combinations
, which requires that the identifiable assets acquired and the liabilities assumed be recognized and measured, with limited exceptions, at their acquisition-date fair value. The determination of estimated fair values requires judgment and involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, and asset lives, among other items. The recorded fair values are subject to adjustments during a measurement period of up to one year from the acquisition date. The measurement period provides the Company with the ability to adjust the fair values of acquired assets and assumed liabilities for new information that is obtained about circumstances that existed as of the acquisition date.
For contingent consideration arrangements, a liability is recognized at estimated fair value as of the acquisition date, with subsequent fair value adjustments recognized in operations on the consolidated statements of operations. Acquisition-related costs, including advisory, legal, accounting, valuation, and other costs, are expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of operations.
Asset acquisitions are accounted for using a cost accumulation model, with the cost of the acquisition allocated to the acquired assets based on their relative fair values. Assets acquired and liabilities assumed are recognized at cost, which is the consideration the acquirer transfers to the seller, including direct transaction costs, on the acquisition date. Goodwill is not recognized in an asset acquisition.

Goodwill
Goodwill
Goodwill is recognized for the excess of the acquisition-date fair value of the consideration transferred over the acquisition-date fair value of the identifiable assets acquired and liabilities assumed in business combinations. Goodwill is not amortized, but is subject to impairment testing. Impairment testing is performed annually in the fourth quarter or when there is indication that a triggering event has occurred, such as a significant adverse change in the Company’s business. Impairment testing for goodwill is performed at the reporting unit level. For goodwill impairment testing, the Company has the option to first perform a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting unit is less than its carrying value, including goodwill. If the Company determines that it is not more likely than not, no additional test is required. However, if the Company concludes otherwise or elects not to perform the qualitative assessment, then a quantitative impairment test is performed by comparing the fair value of the reporting unit with its carrying value.
The quantitative testing of goodwill for impairment requires the Company to make several estimates related to projected future cash flows to determine the fair value of the reporting units to which goodwill has been assigned. The Company determines whether each reporting unit’s fair value exceeds its carrying amount, including goodwill, based upon projections of future revenues, expenses, and cash flows discounted to their present value, as well as the application of a market approach. Internal operational budgets and long-range strategic plans are used as a basis for the cash flow analysis. The Company also utilizes assumptions related to working capital, capital expenditures, and terminal growth rates. The discount rate applied to the cash flow analysis is based on the weighted average cost of capital (“WACC”) for each reporting unit. These valuation approaches require the application of Level 3 valuation inputs. If the Company determines that the carrying value of a reporting unit exceeds its estimated fair value, an impairment to goodwill is recognized equal to the excess, and limited to the total amount of goodwill allocated to the reporting unit, as a charge in the consolidated statements of operations.
The Company completed its annual qualitative goodwill impairment test during the fourth quarter of the years ended December 31, 2025 and 2024 and determined that no impairment had occurred.

Intangible Assets
Intangible Assets
Finite-lived intangible assets consist of customer relationships, technology and trade names that are amortized based on their pattern of economic benefit over their estimated useful lives.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Development costs for internal-use
software are capitalized during the application development stage. When property and equipment is sold or otherwise disposed of, the asset’s cost and accumulated depreciation are removed from the accounts and the gain or loss is included in operations.
Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets and their estimated residual values. Leasehold improvements are amortized over the remaining term of the lease (including any renewal periods that are deemed to be reasonably certain) or the estimated useful lives of the improvement, whichever is shorter. Amortization of internal-use
software commences when it is ready for its intended use. Costs to acquire and deliver aircraft leased by the Company to third-party customers, net of the estimated residual value of the aircraft, are depreciated over the expected term of the lease.
The estimated useful lives for consolidated financial statement reporting of depreciation
expense are:

Aircraft	5 to 20 years
Furniture and equipment	5 to 7 years
Computers and software	3 years
Leasehold improvements	lesser of 5 years or life of lease
Vehicles	5 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews the carrying value of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the assets or asset group to the undiscounted cash flows that the assets or asset group are expected to generate. If the undiscounted cash flows of such assets are less than the carrying amount, the impairment to be recognized is measured by the amount by which the carrying amount of such assets exceeds their fair value. There were no impairment losses recognized for the years ended December 31, 2025 and 2024.

Revenue Recognition
Revenue Recognition
The Company derives revenue primarily from contracts with U.S. Government agencies and prime contractors doing business with U.S. Government agencies, under time and materials contracts, cost-plus-fixed-fee
contracts, and fixed-price contracts. The Company considers all such contracts to be within the scope of ASC 606,
Revenue from Contracts with Customers
, (“ASC 606”). The Company recognizes revenue based on a five-step process,

which includes: (i) identifying the contract with a customer; (ii) identifying the performance obligations in the contract; (iii) determining the transaction price; (iv) allocating the transaction price; and (v) recognizing revenue when or as the Company satisfies a performance obligation. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.
At the inception of each contract, the Company evaluates the promised products and services and applies judgment to determine whether the contract should be accounted for as having one or more performance obligations. A performance obligation is a promise to transfer a distinct product or service to a customer and represents the unit of account for revenue recognition. The Company’s contracts generally provide for a set of integrated or highly interrelated tasks or services and are therefore accounted for as a single performance obligation. However, in cases where the Company provides more than one distinct good or service within a customer contract, the contract is separated into individual performance obligations which are accounted for discretely.
Once the Company identifies the performance obligations, the Company determines the transaction price. The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services or goods to the customer for the Company’s contracts and consists of milestone-based fees. To the extent the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method depending on the nature of the variable consideration. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company may constrain a portion of the transaction price based upon its anticipated ability to meet certain contractual requirements. The Company’s contracts generally do not contain penalties, credits, price concessions, or other types of potential variable consideration. Unexercised contract options and indefinite delivery and indefinite quantity (“IDIQ”) contracts are not included in contract values until they are exercised. When an option or IDIQ task order is exercised or awarded, the Company assesses whether it represents a new contract or a modification to an existing contract, and further assesses the service deliverables included therein to determine what performance obligations exist. Warranties are provided on certain contracts, but do not typically provide for services beyond standard assurances and are therefore not considered to be a separate performance obligation.
A substantial amount of the Company’s revenue is derived from contracts with the U.S. Government. These contracts are subject to the Federal Acquisition Regulation (“FAR”) and the prices of contract deliverables are typically based on estimated or actual costs plus margin. As a result, the standalone selling prices of the products and services in these contracts are typically equal to the selling prices stated in the contract, thereby eliminating the need to allocate (or reallocate) the transaction price to the multiple performance obligations, if determined. In the Company’s
non-U.S.
Government contracts, when standalone selling prices are not directly observable, the Company also generally uses the expected cost-plus margin approach to determine standalone selling price. In determining the appropriate margin under the cost-plus margin approach, the Company considers historical margins on similar products sold to similar customers or within similar geographies where objective evidence is available. The Company may also consider its cost structure, the nature of the proposal, the effects of customization of pricing, its practices used to establish pricing of bundled products, the expected technological life of the product, margins earned on similar contracts with different customers and other factors to determine the appropriate margin.
The Company has elected the following practical expedients: (1) the Company does not account for significant financing components if the period between revenue recognition and when the customer pays for the product or service will be one year or less, (2) the Company recognizes revenue equal to the amount it has a right to invoice when the amount corresponds directly with the value to the customer of the Company’s performance to date
(right-to-invoice),
and (3) the Company does not account for shipping and handling activities as a separate performance obligation, but rather as an activity performed to transfer the promised good or service.

The Company recognizes revenue for each performance obligation identified when, or as, the performance obligation is satisfied by transferring the promised goods or services to the customer. Revenue from sale of products contracts, except for U.S. Government contracts, is generally recognized at a point-in-time
when control is transferred to the customer. Revenue from service contracts is generally recognized over time as the work performed by the Company typically involves a continuous transfer of control to the customer. For most U.S. Government contracts, this continuous transfer of control to the customer is supported by clauses in the contract that allow the customer to unilaterally terminate the contract for convenience, pay for costs incurred plus a reasonable profit, and take control of any work in process. The Company’s contracts with international governments and commercial customers contain similar termination for convenience clauses whereby the Company has a legally enforceable right to receive payment for costs incurred and a reasonable profit for products or services that do not have alternative uses to the Company. For revenue recognized under the right-to-invoice
practical expedient, the Company has an unconditional right to invoice the customer at an amount that corresponds directly with the value of the Company’s performance completed to date. The Company typically invoices its customers monthly with payment terms not to exceed 30 to 45 days. Revenues are recognized over time as control is continuously transferred to the customer during the contract.
For performance obligations satisfied over time and not using the right-to-invoice
practical expedient, revenue is generally recognized using costs incurred to date relative to total estimated costs at completion to measure progress. Incurred costs represent work performed, which correspond with, and thereby best depict, transfer of control to the customer. Contract costs include labor, materials, subcontractors’ costs, other direct costs, and indirect costs applicable on government and commercial contracts.
Due to the nature of the work required to be performed on many performance obligations, the estimation of total cost at completion is complex, subject to many variables and requires significant judgment. Factors that require judgment and must be considered in estimating the cost of the work to be completed include the nature and complexity of the work to be performed, subcontractor performance and the risk and impact of delayed performance. Factors that must be considered in estimating the total transaction price include contractual cost or performance incentives (such as incentive fees, award fees and penalties, if applicable) and other forms of variable consideration, as well as the Company’s historical experience and expectation for performance on the contract.
On a quarterly basis, the Company conducts its contract cost Estimate at Completion (“EAC”) process by reviewing the progress and execution of outstanding performance obligations within its contracts. As part of this process, management reviews information including, but not limited to, any outstanding key contract matters, progress towards completion and the related program schedule, identified risks and opportunities, and the related changes in estimates of revenues and costs.
The below table summarizes the favorable (unfavorable) impact of changes in the estimated progress towards completion across programs for the following periods:

(In thousands, except unit amounts)	Year Ended December 31,
	2025	2024
Revenue	$(2,433)	$5,464
Basic net (loss) income per Class A unit	$(0.03)	$0.07
Diluted net (loss) income per Class A unit	$(0.03)	$0.06
When estimates of total costs to be incurred on a contract exceed total estimates of the transaction price, a provision for the entire loss is determined at the contract level and is recorded in the period in which the loss is evident, which the Company refers to as a loss contract reserve. As of December 31, 2025 and 2024, the loss contract reserve balance was $51 and $572, respectively, which are included in accrued expenses and other current liabilities in the consolidated balance sheets.

Customer contracts may be modified to change the scope, price, specifications, or other terms within the existing arrangement. Contract modifications are evaluated by management to determine whether the modification should be accounted for as part of the original performance obligation(s) or as a separate contract. If the modification adds distinct goods or services and increases the contract value proportionate to the stand-alone selling price of the additional goods or services, it will be accounted for as a separate contract. Generally, the Company’s contract modifications do not include goods or services which are distinct and, therefore, are accounted for as part of the original performance obligation(s).
Costs to fulfill a contract generally include costs such as labor, materials, subcontractor costs, and identifiable indirect costs associated with or allocable to a specific contract. Costs are expensed to cost of revenue as incurred unless they qualify for capitalization and deferral. The Company does not incur significant incremental costs to obtain contracts and does not typically pay commissions for sales. The costs incurred to obtain a contract would have been incurred regardless of whether the contract was obtained and, therefore, these costs are expensed when incurred. As of December 31, 2025 and 2024, the Company has not capitalized or deferred any contract-related costs.
Contract Assets and Liabilities
For each of the Company’s contracts, the timing of revenue recognition, customer billings and cash collections results in a net contract asset or liability. Fixed-price contracts are typically billed to the customer either using progress payments, whereby amounts are billed monthly as costs are incurred or work is completed, or performance-based payments, which are based upon the achievement of specific, measurable events or accomplishments defined and valued at contract inception. Cost-type contracts are billed to the customer on a monthly or semi-monthly basis.
Contract assets and unbilled accounts receivable reflect revenue recognized in advance of customer billing. Contract assets represent conditional rights to consideration for satisfied performance obligations that become a receivable when the conditions are satisfied. Unbilled accounts receivable represent rights to consideration that are unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. Contract payment retentions included in contract assets are not considered a significant financing component of the Company’s contracts as the payment terms are intended to protect the customer in the event the Company does not perform on its obligations under the contract.
Contract liabilities reflect payments made in advance of the satisfaction of performance under contracts. Payments received in advance from customers are included in contract liabilities until such obligations are satisfied either over time as costs are incurred, or at a point in time when control is transferred. Contract liabilities are not a significant financing component as they are generally utilized to pay for contract costs within a one-year
period or are used to ensure the customer meets contractual requirements. Contract liabilities are recorded in deferred revenue in the consolidated balance sheets.
Contract assets as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Balance at beginning of year	$17,842	$53,483
Net change	61,838	(35,641)

Balance at end of year	$79,680	$17,842

Contract liabilities as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Balance at beginning of year	$3,162	$6,045
New additions to contract liabilities	10,264	2,535
Revenue recognized that was included in deferred revenue at the beginning of the period	(2,484)	(5,418)

Balance at end of year	$10,942	$3,162

Changes in contract assets and contract liabilities are primarily due to the timing of payments from customers and the Company satisfying performance obligations during the normal course of business.
Disaggregation of Revenue
The following table presents the disaggregation of revenue from contracts with customers by customer location for the years ended December 31, 2025 and 2024. In addition, refer to the consolidated statements of operations for the disaggregation of revenue by products versus services and to Note 15 for disaggregation of revenue by reportable segment.

(In thousands)	Year Ended December 31,
	2025	2024
United States	$424,026	$383,992
Other foreign countries	8,907	8,200

Total revenue	$432,933	$392,192

Performance Obligations
As of December 31, 2025, the Company had $503,123 of remaining performance obligations. The Company expects to recognize approximately 96.6% of the remaining performance obligations as revenue in 2026 and 3.4% in 2027.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred and included in selling, general and administrative expenses on the consolidated statement of operations. The Company recorded advertising costs of $545 and $175 for the years ended December 31, 2025 and 2024 respectively.

Research and Development		Research and Development R&D costs include employee and contractor compensation, supplies and materials for new product development, and facility costs. R&D costs are expensed as incurred.
Incentive Units
Incentive Units
In 2020, the Company implemented an incentive equity agreement (the “Incentive Equity Agreement”), which is designed to attract and retain talent. Eligible participants include employees, managers of the board and consultants. Incentive Units generally vest based on continued service over a five-year vesting period (“time vesting units”). Upon a change in control or the sale of all, or substantially all, of the Company’s assets, the time vesting units vest in full if the holder has been continuously employed by the Company or any of its subsidiaries from the issue date through the date on which the transaction is consummated. In addition, certain other Incentive Units (“performance vesting units”) vest only if the holder has been continuously employed by the Company or any of its subsidiaries through the date on which aggregate cash distributions by the Company to certain Class A unitholders exceed the specified threshold. Vesting of Incentive Units (defined as both “time-vesting units” and “performance vesting units”) does not accelerate upon consummation of an initial public offering.
Employee unvested Incentive Units are automatically forfeited for no consideration upon holder’s termination, and employee vested Incentive Units are automatically forfeited for no consideration upon termination by the Company for cause or termination by the holder without good reason. Further, upon the employee’s termination by the Company without cause or a termination by holder for good reason, the Company and certain members have the right for 12 months from the date of termination (but not the obligation) to purchase all or any portion of the Incentive Units that are then vested at a purchase price equal to fair market value as of the termination date.
The Incentive Units are issued as profits interests in the LLC for U.S. federal income tax purposes and do not require the payment of an exercise price but rather entitle the holder to participate in the future appreciation of the Class A units from and after the date of issue. Each Incentive Unit is issued with a Participation Threshold. The participation threshold represents the cumulative distributions that are required to have been made by the Company to holders of Class A units pursuant to its LLC agreement before a holder of an Incentive Unit is entitled to receive any distributions or payments in respect of such holder’s Incentive Units (the “Participation Threshold”). After the Participation Threshold has been met, the holders of vested Incentive Units are entitled to receive distributions, if and when paid, in the same amount per unit as distributions paid to Class A unit holders.
The board may (but shall not be obligated to) make distributions at any time or from time to time, and the board may elect to make such distributions in cash, property and/or securities of the Company or any of its subsidiaries. The Company performed an analysis of the key features of the Incentive Units to determine whether the nature of the Incentive Units are (a) an equity award which should be accounted for under ASC 718,
 Compensation – Stock Compensation
 or (b) a bonus arrangement which should be accounted for under ASC 710,
 Compensation – General
(“ASC 710”). Based on the features of the Incentive Units, the awards do not meet the criteria to be considered stock compensation and should be accounted for as compensation contracts under ASC 710 because the employee is generally required to provide service and maintain current employment to be eligible to receive a distribution. Accordingly, compensation expense for the employee Incentive Units will be recognized only when the Company concludes it is probable that the holder will receive a distribution.

Deferred Financing Costs
Deferred Financing Costs
Financing costs incurred in obtaining or refinancing a revolving credit facility are recorded as prepaid expenses and other assets. Financing costs incurred in obtaining or refinancing debt that is not a revolving credit facility are recorded as a direct reduction to the carrying amount of the related debt. Deferred financing costs are amortized to interest expense over the term of the underlying debt arrangement. Amortization of deferred financing costs, which is included in interest expense, was $983 and $1,088 for the years ended December 31, 2025 and 2024, respectively.

Deferred Offering Costs	Deferred offering costs, which consist of direct incremental legal, consulting, accounting, and other fees relating to the IPO of AEVEX Corp., are capitalized and will be recorded as a reduction of proceeds from the IPO upon the consummation of the IPO.
Deferred Offering Costs
Deferred offering costs, which consist of direct incremental legal, consulting, accounting, and other fees relating to the Company’s anticipated initial public offering (“IPO”), are capitalized and will be recorded as a reduction of proceeds from the IPO upon the consummation of the IPO. There were $3,842 of deferred offering costs included in prepaid expenses and other current assets on the consolidated balance sheet as of December 31, 2025. Of the costs included in the consolidated balance sheet as of December 31, 2025, $1,131 and $2,711 were paid and unpaid, respectively.

Income Taxes
Income Taxes
A provision for income taxes is not recorded for limited liability companies which have elected to be treated as partnerships for income tax purposes because income taxes resulting from their operations are the responsibility of their members. Certain of the Company’s operating subsidiaries are taxed as C corporations for which a provision for income taxes was recorded for the years ended December 31, 2025 and 2024 in accordance with ASC 740,
Income Taxes
. The Company recognizes for these operating subsidiaries deferred tax assets and liabilities for the expected future tax consequences of events that have been included in their tax returns or the consolidated financial statements. Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amount and the tax basis of assets and liabilities, along with net operating loss carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized. See Note 13 for additional information.
The Company evaluates its tax positions for any uncertainties based on the technical merits of the positions taken. The Company recognizes the tax benefit from an uncertain tax position only if it is more-likely-than-not
that the tax position will be upheld on examination by taxing authorities. The Company has analyzed the tax positions taken and has concluded that, as of December 31, 2025 and 2024, there were no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability or disclosure in the consolidated financial statements. Management is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain state jurisdictions.

Leases
Leases
The Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all the economic benefits from the use of the asset and the right to direct the use of the asset. Leases are classified at lease commencement as either operating or finance leases. During the years ended December 31, 2025 and 2024, all of the Company’s leases were classified as operating leases.
Right-of-use
(“ROU”) assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date of a lease and are measured based on the present value of fixed lease payments over the lease term and ROU assets are adjusted for any prepaid or accrued lease payments and unamortized lease incentives or initial direct costs. The Company’s lease arrangements typically do not have a readily determinable implicit interest rate. In such situations, in determining the present value of fixed lease payments, the Company uses its secured incremental borrowing rate (“IBR”) based on the information available at the lease commencement date, including the lease term. ROU assets are assessed for impairment consistent with the Company’s long-lived assets impairment accounting policy.
Lease expense for operating leases is recognized on a straight-line basis over the term of the lease beginning on the lease commencement date.
The Company recognizes ROU assets and lease liabilities for all leases other than those with a term of 12 months or less. In the event that any of the leases contain non-lease
components, the Company has elected the practical expedient to account for each separate lease component and the associated non-lease
component(s) as a single lease component.
The Company is a lessor in one aircraft lease arrangement. The Company accounts for each lease component and any non-lease components
associated with its lessor lease separately with amounts allocated to the lease and non-lease components
based on stand-alone prices. Lease components and
non-lease
components are separated if (a) the lessee can benefit from the right of use either on its own or together with other resources that are readily available to the lessee, and (b) the right of use is neither highly dependent on nor highly interrelated with other rights to use underlying assets in the contract. Rental revenue associated with the lessor operating lease is recognized on a straight-line basis over the term of the lease. Periods covered by an option to extend the lease are included in the lease term if the lessee/customer is reasonably certain to exercise that option.

Some leasing arrangements, both lessee and lessor, require variable payments that are dependent on usage, output, or may vary for other reasons, such as insurance and tax payments. These variable lease payments are recognized as incurred over the lease term. The Company’s lease agreements do not contain any material residual value guarantees
or any material restrictions or covenants.

Fair Value Measurements
Fair Value Measurements
ASC 820, Fair Value Measurements, requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practicable to estimate fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Level 1: Quoted prices in active markets for identical assets or liabilities which are easily traded;
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3: Unobservable inputs that are supported by little or no active market quotes and that are significant to the fair value of the assets or liabilities.
The fair value measurement of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company’s consolidated financial instruments include cash, accounts receivable, accounts payable, and certain accrued expenses and other current liabilities. The fair value of accounts receivable, accounts payable, and accrued expenses and other current liabilities approximate their carrying value because of their short-term nature. The estimated fair value of the Term Loans (discussed in Note 5, Debt) is classified in Level 2 of the fair value hierarchy and approximates their carrying value as interest incurred is variable based on market rates.

During the three months ended March 31, 2026 and the year ended December 31, 2025, the Company issued 15,342 and 100,000 Series A preferred units, respectively, with conversion features that represent an embedded derivative that is accounted for separately from the Series A preferred units and remeasured at fair value at each reporting date, with the changes in fair value recorded through earnings. The derivative liability was recorded at its estimated fair value at issuance and as of March 31, 2026 and December 31, 2025 using a third-party valuation specialist and a probability-weighted expected return method (“PWERM”) using the “With and Without” approach (a form of an income approach). Under this approach management considered the various conversion scenarios that constitute the embedded derivative. The estimated fair value of the derivative liability was measured using Level 3 inputs which resulted in the liability being considered a Level 3 financial instrument. The significant unobservable inputs included: the estimated future cash flows of the Company, estimated WACC, estimated scenario probability and timing, and expected stock price volatility.
During the three months ended March 31, 2026, the derivative liability was adjusted as follows (in thousands):

Derivative Liability
Balance at December 31, 2025	$19,999
Issuance of Series A preferred units	3,142
Change in fair value of derivative liability	2,400

Balance at March 31, 2026	$25,541

Fair Value Measurements
ASC 820,
Fair Value Measurements
, requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practicable to estimate fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Level 1: Quoted prices in active markets for identical assets or liabilities which are easily traded;
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3: Unobservable inputs that are supported by little or no active market quotes and that are significant to the fair value of the assets or liabilities.
The fair value measurement of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company’s consolidated financial instruments include cash, accounts receivable, accounts payable, and certain accrued expenses and other current liabilities. The fair value of accounts receivable, accounts payable, and accrued expenses and other current liabilities approximate their carrying value because of their short-term nature. The estimated fair value of the Term Loans (discussed in Note 9) is classified in Level 2 of the fair value hierarchy and approximates their carrying value as interest incurred is variable based on market rates.
As described in Note 17, during December 2025 the Company issued Series A preferred units with conversion features that represent an embedded derivative that is accounted for separately from the Series A preferred units and remeasured at fair value at each reporting date, with the changes in fair value recorded through earnings. The derivative liability was recorded at its estimated fair value at issuance and as of December 31, 2025 using a third-party valuation specialist and a probability weighted expected return method (“PWERM”) using the “With and Without” approach (a form of an income approach). Under this approach management considered the various conversion scenarios that constitute the embedded derivative. The estimated fair value of the derivative liability was measured using Level 3 inputs which, as presented in the table below, resulted in the liability being considered a Level 3 financial instrument. The significant unobservable inputs included: the estimated future cash flows of the Company, estimated WACC, estimated scenario probability and timing, expected stock price volatility, and risk-free interest rate. The following table presents the liability balance as of December 31, 2025 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	—	—	$19,999	$19,999

Total	—	—	$19,999	$19,999

As described in Note 3, the Company is party to an earnout agreement that was settled using a combination of cash and Class A units. The liability for this obligation was recorded at its estimated fair value as of December 31, 2024 using third-party valuations. In determining the portion of the liability to be settled in cash, the excess of the actual EBITDA recognized over the contractual threshold was discounted using an appropriate discount rate. In determining the estimated fair value of the liability to be settled in Class A units, the estimated enterprise value of the Company was measured using primarily the income approach, which is based on the estimated future cash flows of the Company that were discounted using an appropriate discount rate. The estimated enterprise value was then allocated to the Class A units using the Option Pricing Method. The estimated fair value of the contingent consideration liability was measured using Level 3 inputs which, as presented in the table below, resulted in the contingent consideration liability being considered a Level 3 financial instrument. The significant unobservable inputs included: the estimated future cash flows of the Company, estimated WACC, expected volatility, estimated timing of a liquidity event, risk-free interest rate, the terms of the earnout arrangement and the actual EBITDA recognized. The liability was $0 as of December 31, 2025 because it was settled during the year then ended. The following table presents the liability balance as of December 31, 2024 (in thousands):.

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	—	—	$98,150	$98,150

Total	—	—	$98,150	$98,150

Members' Equity
Members’ Equity
As of December 31, 2025 and 2024, the Company’s ownership was comprised of 88,532,824 and 80,745,873 Class A (common) units issued and outstanding, respectively. As of December 31, 2025, the Company was authorized to issue 88,532,824 Class A units and 7,479,111 Incentive Units. As of December 31, 2024, the Company was authorized to issue 80,745,873 Class A units and 7,204,111 Incentive Units. Each member holding Class A units is entitled to one vote per Class A unit held by such member on all matters to be voted on by the members. The members holding Incentive Units are not entitled to vote with respect to such Incentive Units on any matter to be voted on by the members. All members entitled to vote shall vote together as a single class. Refer to Note 14 for further information regarding the Incentive Units.

Variable Interest Entities
Variable Interest Entities
The determination of whether an entity in which the Company holds a direct or indirect variable interest in a VIE is based on several factors, including whether the entity’s total equity investment at risk at the time of investment is sufficient to finance the entity’s activities without additional subordinated financial support or whether the holders of the equity investment at risk have the power through voting rights to direct the activities that most significantly impact the entity’s performance. This determination is made at the inception of the variable interest and upon the occurrence of a reconsideration event. The Company makes judgments regarding the identification of a VIE first on a qualitative analysis, and then a quantitative analysis, if necessary.
In evaluating whether the Company is the primary beneficiary of a VIE, it considers both its direct and indirect economic interests in the entity. Determining which reporting entity, if any, is the primary beneficiary of a VIE is primarily a qualitative approach focused on identifying which reporting entity has both (1) the power to direct the activities of a VIE that most significantly impact such entity’s economic performance and (2) the obligation to absorb losses or the right to receive benefits from such entity that could potentially be significant to such entity. This analysis requires the exercise of judgment. The Company considers a variety of factors in identifying the entity that holds the power to direct matters that most significantly impact a VIE’s economic performance including, but not limited to, the ability to direct a VIE’s operating decisions and activities.

Held for Sale
Held for Sale
The Company classifies assets and liabilities to be sold (“disposal group”) as held for sale in the period when all of the applicable criteria are met, including: (i) management, having the authority to approve the action, commits to a plan to sell, (ii) the disposal group is available to sell in its present condition, (iii) there is an active program to locate a buyer, (iv) the disposal group is being actively marketed at a reasonable price in relation to its fair value, (v) significant changes to the plan to sell are unlikely, and (vi) the sale of the disposal group is generally probable of being completed within one year. Management performs an assessment at least quarterly, or when events or changes in business circumstances indicate that a change in classification may be necessary. Assets and liabilities identified as held for sale are presented separately within the consolidated balance sheets, with adjustments made, if necessary, to measure the disposal group at the lower of its carrying value or fair value less costs to sell. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Gains on the sale of a disposal group are not recognized until the date of sale. Depreciation of property, plant and equipment and amortization of intangible and right-of-use
assets are not recorded while these assets are classified as held for sale. For each period that a disposal group remains classified as held for sale, its recoverability is reassessed and any necessary adjustments are made to its carrying value. Gains or losses recognized upon the sale of a disposal group that does not qualify as a discontinued operation are included in loss from operations in the consolidated statements of operations. Refer to Note 16 for further discussion.

Earnings Per Class A Unit
Earnings Per Class A Unit
Basic earnings (loss) per unit attributable to ATSH is calculated by dividing the net income (loss) attributable to ATSH by the weighted average number of Class A units that were outstanding during the period without consideration of potentially dilutive units. Diluted earnings (loss) per share attributable to ATSH reflects the potential dilution that could occur if securities or other contracts to issue units were exercised or converted into units or resulted in the issuance of units that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. The Series A preferred units have been excluded from the calculation of earnings (loss) per share because no Class A units would be issuable if December 31, 2025 was the end of the contingency period. Refer to Note 17 for discussion of the terms and conditions of the Series A preferred units. The following table presents earnings (loss) per Class A unit for the years ended December 31, 2025 and 2024:

(In thousands, except unit amounts)	Year Ended December 31,
	2025	2024
Numerator
Net (loss) income attributable to ATSH	$(16,886)	$78,549
Series A preferred units accretion	(450)	—

Net (loss) income attributable to Class A unitholders – basic	(17,336)	78,549
Less: Change in fair value of contingent consideration related to Class A units	—	(44,775)

Net (loss) income attributable to Class A unitholders – diluted	$(17,336)	$33,774

Denominator:
Weighted-average units outstanding - basic	88,532,824	80,432,217
Dilutive effect of contingent consideration Class A units earned as of December 31, 2024	—	7,786,951

Weighted-average units outstanding - diluted	88,532,824	88,219,168

Basic net (loss) income per unit	$(0.20)	$0.98
Diluted net (loss) income per unit	$(0.20)	$0.38

JOBS Act Accounting Election
JOBS Act Accounting Election
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act of 2012. The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. This provision allows an emerging growth company to delay the adoption of some accounting standards until those standards would otherwise apply to private companies. The Company has elected to use the extended transition period under the JOBS Act for the adoption of certain accounting standards until the earlier of the date the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements of the Company may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

JOBS Act Accounting Election
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act of 2012. The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. This provision allows an emerging growth company to delay the adoption of some accounting standards until those standards would otherwise apply to private companies. The Company has elected to use the extended transition period under the JOBS Act for the adoption of certain accounting standards until the earlier of the date the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements of the Company may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

New Accounting Pronouncements - Adopted and Not Yet Adopted
New Accounting Pronouncements - Adopted
In July 2025, the FASB issued Accounting Standards Update (“ASU”)
No. 2025-05,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU
2025-05”),
which provides a practical expedient to measure credit losses on current accounts receivable and current contract assets under Accounting Standards Codification 606,
Revenue from Contracts with Customers
. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. For public business entities, ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Effective January 1, 2026, the Company adopted ASU
2025-05
regarding the practical expedient for expected credit loss and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.
New Accounting Pronouncements - Not Yet Adopted
In November 2024, the FASB issued ASU
2024-03,
Income Statement (Topic 220): Disaggregation of Income Statement Expenses, which requires additional disclosures of certain amounts included in the expense captions presented on the consolidated statement of operations as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impacts of adopting this guidance on its consolidated financial statement disclosures.
In September 2025, the FASB issued ASU
2025-06—Intangibles—Goodwill
and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software (“ASU
2025-06”).
ASU
2025-06
simplifies capitalization guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. The amendment requires entities to start capitalizing software costs when both of the following occur: 1) management has authorized and committed to funding the software project and 2) it is probable that the project will be completed and the software will be used to perform the function intended. This guidance is effective for all entities for fiscal years beginning after December 15, 2027, and for interim periods within those fiscal years. Companies are permitted to apply the amendments using a prospective, retrospective, or modified transition approach. Early adoption is permitted. The Company is currently evaluating this guidance and the impact on its consolidated financial statements and related disclosures.

New Accounting Pronouncements – Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2023-07
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.
Among other new disclosure requirements, the ASU requires companies to disclose significant segment expenses that are regularly provided to the chief operating decision maker. The Company adopted this standard for the year ended December 31, 2024 on a retrospective basis and the segment disclosures in Note 15 comply with the new requirements. The adoption of the standard did not have an impact on the Company’s consolidated financial position, results of operations, or liquidity.
In March 2024, the FASB issued ASU
2024-01,
Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards
(“ASU
2024-01”).
This guidance is intended to improve U.S. GAAP by adding an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph
718-10-15-3
to determine whether profits interest and similar awards (“profits interest awards”) should be accounted for in accordance with Topic 718. The amendments in ASU
2024-01
are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. The amendments in ASU
2024-01
should be applied either (1) retrospectively to all prior periods presented in the financial statements or (2) prospectively to profits interest and similar awards granted or modified on or after the date at which the entity first applies the amendments. The Company’s early adoption of ASU
2024-01,
effective January 1, 2024, did not have a material impact on its consolidated financial statements.
In December 2023, the FASB issued ASU
2023-09,
 Income Taxes (Topic 740): Improvements to Income Tax Disclosures
 (“ASU
2023-09”)
to enhance transparency and decision usefulness of income tax disclosures. ASU
2023-09
requires greater standardization and disaggregation of categories within an entity’s tax rate reconciliation disclosure, as well as disclosure of income taxes paid by jurisdiction, among other requirements. The Company adopted this ASU prospectively as of January 1, 2025, and its adoption only impacted the Company’s disclosures and did not have a material effect on its consolidated financial statements or results of operations. See Note 13 for additional information.
New Accounting Pronouncements – Not Yet Adopted
In November 2024, the FASB issued ASU
2024-03,
Income Statement (Topic 220): Disaggregation of Income Statement Expenses
, which requires additional disclosures of certain amounts included in the expense captions presented on the consolidated statement of operations as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impacts of adopting this guidance on its consolidated financial statement disclosures.
In September 2025, the FASB issued
ASU 2025-06
—Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software
(“ASU 2025-06”).
ASU 2025-06
simplifies capitalization guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. The amendment requires entities to start capitalizing software costs when both of the following occur: 1) management has authorized and committed to funding the software project and 2) it is probable that the project will be completed and the software will be used to perform the function intended. This guidance is effective for all entities for fiscal years beginning after December 15, 2027, and for interim periods within those fiscal years. Companies are permitted to apply the amendments using a prospective, retrospective, or modified transition approach. Early adoption is permitted. The Company is currently evaluating this guidance and the impact on its consolidated financial statements and related disclosures.
Accounts Receivable and Allowance for Expected Credit Losses
Accounts Receivable and Allowance for Expected Credit Losses
Accounts receivable represent billed and unbilled accounts receivable that are stated net of the allowance for expected credit losses. Accounts receivable are recorded when invoices are issued based on the amounts expected to be collected.
An allowance for credit losses is recorded based on a review of outstanding receivables and the consideration of the age of the receivable balance, historical losses, customer credit quality, current economic conditions, and other factors that may affect the customers’ ability to pay. Accounts receivable are typically due within 30 to 45 days after the date of the invoice and balances more than 90 days old are considered past due. Accounts receivable are written off when they are determined to be uncollectible. The Company does not accrue interest on past due receivables. The allowance for credit losses was $0 as of December 31, 2025 and 2024. During the year ended December 31, 2025, the Company recognized $0 of credit loss expense and $0 of receivables were written off. During the year ended December 31, 2024, the Company recognized $114 of credit loss expense and $114 of receivables were written off.
Accounts receivable consisted of the following as of December 31, 2025 and 2024:

	December 31,
(In thousands)	2025	2024
Billed accounts receivable	$17,911	$12,845
Unbilled accounts receivable	37,304	11,181
Less: Allowance for credit losses	—	—

Total accounts receivable	$55,215	$24,026

Members Equity and Incentive Units
Members’ Equity and Incentive Units
During February 2026, the Company reached an agreement with a former employee to: (i) pay approximately $1.1 million for the repurchase of vested Incentive Units pursuant to the terms of the Incentive Equity Agreement, which permits the Company to repurchase such units within 12 months of an employee’s termination date, and (ii) pay approximately $1.0 million for the employee’s Class A units. The $1.0 million was paid in February 2026 and recognized as a reduction of members’ equity. The $1.1 million is due to be paid by October 31, 2026 and was recognized in selling, general and administrative expense in the accompanying condensed consolidated statement of operations for the three months ended March 31, 2026 and in accrued expenses and other current liabilities in the accompanying condensed consolidated balance sheets as of March 31, 2026.